Capital and financial risk management - Market risk - Foreign exchange risk management - General information (Details) - EUR (€) € in Millions	Mar. 31, 2026	Mar. 31, 2025
Disclosure of nature and extent of risks arising from financial instruments [line items]
Investments accounted for using equity method	€ 6,492	€ 6,892
Currency risk [member]
Disclosure of nature and extent of risks arising from financial instruments [line items]
Net debt denominated in currencies other than euro (as a percent)	11.00%
Minimum foreign exchange transaction exposure per currency per month period	€ 5
Minimum foreign exchange transaction exposure per currency over six month period	€ 15
Percentage of reasonably possible decrease in risk assumption	10.00%
Currency risk [member] | South African rand
Disclosure of nature and extent of risks arising from financial instruments [line items]
Net debt denominated in currencies other than euro (as a percent)	(8.00%)
Decrease in equity due to sensitivity to foreign exchange movements	€ 112	131
Increase in equity due to sensitivity to foreign exchange movements	€ 91	107
Percentage of reasonably possible increase in risk assumption	10.00%
Currency risk [member] | Other currencies
Disclosure of nature and extent of risks arising from financial instruments [line items]
Net debt denominated in currencies other than euro (as a percent)	3.00%
Currency risk [member] | United States of America, Dollars
Disclosure of nature and extent of risks arising from financial instruments [line items]
Decrease in equity due to sensitivity to foreign exchange movements	€ 192	304
Increase in equity due to sensitivity to foreign exchange movements	€ 235	€ 372
Percentage of reasonably possible increase in risk assumption	10.00%
Percentage of reasonably possible decrease in risk assumption	10.00%
Equity Risk [Member]
Disclosure of nature and extent of risks arising from financial instruments [line items]
Percentage Of Change In Share Price	10.00%
Investments accounted for using equity method	€ 105